Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 4, 2024, Aditxt, Inc. (the “Company” or “Aditxt”) filed a Current Report on Form 8-K (the “Original Current Report”) disclosing that on April 1, 2024, the Company entered into an Arrangement Agreement (the “Arrangement Agreement”) with Adivir, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Adivir”) and Appili Therapeutics, Inc., a Canadian corporation (“Appili”), pursuant to which, Adivir will acquire all of the issued and outstanding Class A common Shares of Appili (the “Appili Shares”) by way of a statutory plan of arrangement (the “Arrangement”) on the terms and subject to the conditions set forth in the Arrangement Agreement. On July 8, 2024, the Company filed a Current Report on Form 8-K (the “First Amendment Current Report”) disclosing that on July 1, 2024, the Company, Adivir and Appili entered into an Amending Agreement (the “Amending Agreement”), pursuant to which the Arrangement Agreement was amended as follows: (i) the Outside Date (as defined in the Arrangement Agreement) would be changed from July 31, 2024 to August 30, 2024; (ii) the deadline for Appili to convene the Company Meeting (as defined in the Arrangement Agreement) was changed from June 30, 2024 to August 30, 2024, provided that Appili shall be under no obligation to convene the Company Meeting prior to the date that is 50 days following the date that Aditxt delivers to Appili all complete Additional Financial Disclosure (as defined in the Arrangement Agreement) required for inclusion in the Company Circular (as defined in the Arrangement Agreement); (iii) the date by which the Company shall use commercially reasonable efforts to complete the Financing (as defined in the Arrangement Agreement) was changed from June 30, 2024 to August 30, 2024; and (iv) the date and time that either Adtixt or Appili may terminate the Arrangement Agreement if the Financing is not completed was changed to 5:00 p.m. (ET) on August 30, 2024 or such later date as the Parties may agree in writing. On July 22, 2024, the Company filed a Current Report on Form 8-K (the “Second Amendment Current Report” and together with the Original current Report and the First Amendment Current Report, the “Current Reports”) disclosing that on July 18, 2024, the Company, Adivir and Appili entered into a Second Amending Agreement (the “Second Amending Agreement”), pursuant to which the Arrangement Agreement was further amended as follows (i) the Outside Date was changed from August 30, 2024 to September 30, 2024, (ii) the deadline for Appili to convene the Company Meeting was changed from August 30, 2024 to September 30, 2024, provided that Appili shall be under no obligation to hold the Appili Meting prior to the date that is 50 days following the date that the Company delivers all complete Additional Financial Disclosure required for inclusion in the Company Circular; (iii) the date by which the Company shall use commercially reasonable efforts to complete the Financing was changed from August 30, 2024 to September 15, 2024; and (iv) the date and time that either Aditxt or Appili may terminate the Arrangement Agreement if the Financing is not completed was changed to 5:00 p.m. (ET) on September 15, 2024 or such later date as the Parties may in writing agree. On August 20, 2024, the Company, Adivir and Appili entered into a Third Amending Agreement (the “Third Amending Agreement”), pursuant to which the Arrangement Agreement was further amended as follows (i) the Outside Date was changed from September 30, 2024 to November 19, 2024, (ii) Appili would be required to convene an annual and special meeting to approve as promptly as practicable Appili’s continuation from a corporation governed under the Canada Business Corporations Act to a corporation governed under the Business Corporations Act (Ontario) (the “Continuance”); (iii) the deadline for Appili to convene the Company Meeting was changed from September 30, 2024 to November 6, 2024, provided that Appili shall be under no obligation to hold the Company Meeting prior to the date that is 50 days following the date that the Company delivers all complete Additional Financial Disclosure required for inclusion in the Company Circular; (iv) the date by which Aditxt Company shall use commercially reasonable efforts to complete the Financing was changed from September 15, 2024 to October 18, 2024; and (v) the completion of the Continuance was added as a condition to the completion of the Arrangement. On November 11, 2024, the Company, Adivir and Appili entered into a mutual waiver, pursuant to which the parties agreed (i) to waive certain termination rights each party may have under the Arrangement Agreement solely as a result of the Arrangement not being completed on or before November 19, 2024 until December 15, 2024; (ii) to waive certain provisions of the Arrangement Agreement relating to the board of directors and officers of Adivir following the Arrangement such that immediately following the completion of the Arrangement, the board of directors of Adivir will be reconstituted such that it shall consist of the following three (3) directors (with the remaining two directors to be elected by Adivir at a later date): (a) Shahrokh Shabahang; (b) Madhukar Tanna; and (c) Armand Balboni; and (iii) that Adivir would pay Appili the sum of $115,000 no later than 5:00 p.m. (ET) on November 12, 2024 (the “Waiver Fee”). Adivir paid the Waiver Fee on November 12, 2024.
Document Period End Date	Apr. 01, 2024
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2569 Wyandotte St.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false